Fair Value Measurement - Summary of Activities Related to Fair Value of the Guarantee Derivatives (Details) - Guarantee Derivative Assets or Liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Fair value of guarantee derivative liabilities at beginning of the year (Level 3)	¥ 668,610		¥ 1,357,601		¥ 861,304
Cash collection	6,358,217		5,544,708		5,512,818
Net cash payout	(8,036,519)		(7,522,940)		(5,284,198)
Change in fair value	¥ (779)	[1]	¥ 1,289,241	[2]	¥ 267,677	[2]
Fair Value, Net Derivative Asset (Liability), Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of financial guarantee derivative and loan at fair value		Change in fair value of financial guarantee derivative and loan at fair value		Change in fair value of financial guarantee derivative and loan at fair value
Fair value of guarantee derivative liabilities/(assets) at end of the year (Level 3)	¥ (1,010,471)		¥ 668,610		¥ 1,357,601

[1]	Recognized as “Change in fair value of financial guarantee derivatives and loans at fair value ” on the Consolidated Statements of Operations.
[2]	Recognized as “Change in fair value of financial guarantee derivatives and loans at fair value, net” on the Consolidated Statements of Operations. The change in fair value was primarily driven by the fair value gains realized as a result of the release of guarantee obligation as loans are repaid, partially offset by the fair value loss from the re-measurement of the expected loss rates.